14. OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES (Details Narrative) - USD ($)	Sep. 30, 2019	Sep. 30, 2018
Chief Executive Officer
Due to related party	$ 487,932	$ 657,551